FINANCIAL INSTRUMENTS (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets, Fair Value Disclosure [Abstract]
Equipment held for sale	$ 129,700	$ 40,750
Equipment | Non recurring basis | Level 2
Assets, Fair Value Disclosure [Abstract]
Equipment held for sale	74,418
Retained Interests
Changes in Level 3 fair-value category
Balance at the beginning of the period	2,853	9,271	17,289
Total gains or losses (realized/unrealized) included in earnings	220	856	1,005
Total gains or losses (realized/unrealized) included in other comprehensive income		(284)	1,635
Settlements	(3,073)	(6,990)	(10,658)
Balance at the end of the period		2,853	9,271
Derivative Financial Instruments
Changes in Level 3 fair-value category
Balance at the beginning of the period			15
Total gains or losses (realized/unrealized) included in earnings			65
Total gains or losses (realized/unrealized) included in other comprehensive income			$ (80)